UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22903

J.P. Morgan Exchange-Traded Fund Trust

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta, Esq.

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

With copies to:

Elizabeth A. Davin, Esq.	Jon S. Rand Esq.
JPMorgan Chase & Co.	Dechert LLP
1111 Polaris Parkway	1095 Avenue of the Americas
Columbus, OH 43240	New York, NY 10036

Registrant’s telephone number, including area code: (844) 457-6383

Date of fiscal year end: February 28

Date of reporting period: November 30, 2016

ITEM 1. SCHEDULE OF INVESTMENTS

J.P. Morgan Exchange-Traded Fund Trust

Schedule of Portfolio Investments as of November 30, 2016

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Exchange-Traded Funds are distributed by SEI Investments Distribution Co. (One Freedom Valley Dr., Oaks, PA 19456), which is not affiliated with JPMorgan Chase & Co. or any of its affiliates. J.P. Morgan Asset Management is the marketing name for the asset management businesses of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated, J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2016.

JPMorgan Disciplined High Yield ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2016 (Unaudited)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — 96.7%
	Consumer Discretionary — 23.0%
	Auto Components — 1.2%
90,000	Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23	91,912
200,000	Schaeffler Finance BV MTN (Netherlands), 4.250%, 05/15/21 (a)	204,680

		296,592

	Automobile — 1.6%
200,000	Fiat Chrysler Automobiles NV (Netherlands), 5.250%, 04/15/23	198,250
200,000	Jaguar Land Rover Automotive plc (United Kingdom), 4.125%, 12/15/18 (a)	204,000

		402,250

	Diversified Consumer Services — 0.3%
75,000	Service Corp. International, 5.375%, 05/15/24	77,993

	Hotels, Restaurants & Leisure — 6.1%
205,000	1011778 B.C. ULC/New Red Finance, Inc. (Canada), 6.000%, 04/01/22 (a)	213,713
65,000	Boyd Gaming Corp., 6.875%, 05/15/23	69,469
115,000	ESH Hospitality, Inc., 5.250%, 05/01/25 (a)	111,262
90,000	Hilton Domestic Operating Co., Inc., 4.250%, 09/01/24 (a)	88,200
135,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21	139,384
200,000	International Game Technology plc (United Kingdom), 6.250%, 02/15/22 (a)	212,500
95,000	KFC Holding Co./Pizza Hut Holding LLC/Taco Bell of America LLC, 5.250%, 06/01/26 (a)	95,950
95,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 5.625%, 05/01/24 (a)	99,513
115,000	MGM Resorts International, 6.625%, 12/15/21	125,637
60,000	NCL Corp. Ltd. (Bermuda), 5.250%, 11/15/19 (a)	60,900
60,000	Royal Caribbean Cruises Ltd. (Liberia), 5.250%, 11/15/22	64,350
70,000	Six Flags Entertainment Corp., 5.250%, 01/15/21 (a)	72,153
165,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.500%, 03/01/25 (a)	162,731

		1,515,762

	Household Durables — 0.9%
55,000	Brookfield Residential Properties, Inc. (Canada), 6.500%, 12/15/20 (a)	55,825
50,000	CalAtlantic Group, Inc., 8.375%, 05/15/18	54,250
55,000	Lennar Corp., 4.500%, 11/15/19	56,994
60,000	PulteGroup, Inc., 5.500%, 03/01/26	59,475

		226,544

	Internet & Direct Marketing Retail — 0.6%
70,000	Netflix, Inc., 5.875%, 02/15/25	74,907

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Internet & Direct Marketing Retail — continued
65,000	QVC, Inc., 4.375%, 03/15/23	63,404

		138,311

	Media — 10.3%
250,000	Altice Financing S.A. (Luxembourg), 7.500%, 05/15/26 (a)	253,437
200,000	Altice US Finance I Corp., 5.500%, 05/15/26 (a)	197,750
90,000	AMC Networks, Inc., 5.000%, 04/01/24	90,225
230,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 02/15/26 (a)	236,325
65,000	Cinemark USA, Inc., 4.875%, 06/01/23	65,650
180,000	Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22	181,575
200,000	CSC Holdings LLC, 10.875%, 10/15/25 (a)	233,000
180,000	DISH DBS Corp., 6.750%, 06/01/21	193,500
100,000	Inmarsat Finance plc (United Kingdom), 4.875%, 05/15/22 (a)	95,250
80,000	Nexstar Escrow Corp., 5.625%, 08/01/24 (a)	79,200
75,000	Quebecor Media, Inc. (Canada), 5.750%, 01/15/23	77,063
70,000	Regal Entertainment Group, 5.750%, 03/15/22	73,500
55,000	Sinclair Television Group, Inc., 5.375%, 04/01/21	56,650
135,000	Sirius XM Radio, Inc., 6.000%, 07/15/24 (a)	140,400
200,000	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), 5.500%, 01/15/23 (a)	205,424
200,000	UPCB Finance IV Ltd. (Cayman Islands), 5.375%, 01/15/25 (a)	197,124
200,000	Virgin Media Secured Finance plc (United Kingdom), 5.250%, 01/15/26 (a)	193,500

		2,569,573

	Multiline Retail — 1.0%
230,000	Dollar Tree, Inc., 5.750%, 03/01/23	244,375

	Specialty Retail — 0.7%
90,000	L Brands, Inc., 6.625%, 04/01/21	99,675
75,000	Sally Holdings LLC/Sally Capital, Inc., 5.750%, 06/01/22	77,719

		177,394

	Textiles, Apparel & Luxury Goods — 0.3%
80,000	Hanesbrands, Inc., 4.875%, 05/15/26 (a)	79,784

	Total Consumer Discretionary	5,728,578

	Consumer Staples — 4.0%
	Beverages — 0.6%
95,000	Constellation Brands, Inc., 4.250%, 05/01/23	98,919
55,000	Cott Beverages, Inc., 6.750%, 01/01/20	56,925

		155,844

	Food & Staples Retailing — 1.1%
165,000	Rite Aid Corp., 6.125%, 04/01/23 (a)	176,369

JPMorgan Disciplined High Yield ETF

SCHEDULE OF PORTFOLIO INVESTMENTS (continued)

AS OF NOVEMBER 30, 2016 (Unaudited)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Food & Staples Retailing — continued
105,000	Tesco plc (United Kingdom), 6.150%, 11/15/37 (a)	100,226

		276,595

	Food Products — 1.4%
	Lamb Weston Holdings, Inc.
16,000	4.625%, 11/01/24 (a)	15,930
16,000	4.875%, 11/01/26 (a)	15,920
160,000	Post Holdings, Inc., 5.000%, 08/15/26 (a)	151,760
80,000	Smithfield Foods, Inc., 6.625%, 08/15/22	84,300
70,000	TreeHouse Foods, Inc., 6.000%, 02/15/24 (a)	72,800

		340,710

	Household Products — 0.7%
75,000	HRG Group, Inc., 7.875%, 07/15/19	78,281
90,000	Spectrum Brands, Inc., 5.750%, 07/15/25	93,375

		171,656

	Personal Products — 0.2%
55,000	Edgewell Personal Care Co., 4.700%, 05/19/21	56,942

	Total Consumer Staples	1,001,747

	Energy — 11.9%
	Energy Equipment & Services — 1.6%
75,000	Ensco plc (United Kingdom), 4.700%, 03/15/21	66,937
85,000	Nabors Industries, Inc., 6.150%, 02/15/18	87,550
70,000	SESI LLC, 7.125%, 12/15/21	68,425
115,000	Transocean, Inc. (Cayman Islands), 9.000%, 07/15/23 (a)	116,438
65,000	Weatherford International Ltd. (Bermuda), 8.250%, 06/15/23	63,375

		402,725

	Oil, Gas & Consumable Fuels — 10.3%
100,000	Antero Resources Corp., 5.125%, 12/01/22	101,500
55,000	Carrizo Oil & Gas, Inc., 6.250%, 04/15/23	56,100
125,000	Cenovus Energy, Inc. (Canada), 6.750%, 11/15/39	131,285
115,000	Cheniere Corpus Christi Holdings LLC, 7.000%, 06/30/24 (a)	123,121
220,000	Chesapeake Energy Corp., 8.000%, 12/15/22 (a)	227,700
140,000	Concho Resources, Inc., 5.500%, 04/01/23	143,941
170,000	CONSOL Energy, Inc., 5.875%, 04/15/22	163,200
180,000	Continental Resources, Inc., 5.000%, 09/15/22	179,550
105,000	Energy Transfer Equity LP, 7.500%, 10/15/20	117,337
65,000	EnLink Midstream Partners LP, 4.150%, 06/01/25	61,484
65,000	Genesis Energy LP/Genesis Energy Finance Corp., 6.750%, 08/01/22	66,462
90,000	Newfield Exploration Co., 5.625%, 07/01/24	92,813
60,000	PBF Holding Co. LLC/PBF Finance Corp., 8.250%, 02/15/20	61,650
55,000	QEP Resources, Inc., 6.875%, 03/01/21	56,788
65,000	Range Resources Corp., 4.875%, 05/15/25	61,425

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Oil, Gas & Consumable Fuels — continued
80,000	Rice Energy, Inc., 6.250%, 05/01/22	81,800
180,000	Sabine Pass Liquefaction LLC, 5.750%, 05/15/24	189,900
60,000	Seven Generations Energy Ltd. (Canada), 8.250%, 05/15/20 (a)	63,825
90,000	Southwestern Energy Co., 6.700%, 01/23/25	89,100
70,000	Sunoco LP/Sunoco Finance Corp., 6.250%, 04/15/21	70,743
65,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.125%, 11/15/19	65,650
70,000	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.250%, 10/15/22	74,900
85,000	Whiting Petroleum Corp., 5.000%, 03/15/19	83,938
115,000	Williams Co., Inc. (The), 4.550%, 06/24/24	112,125
100,000	WPX Energy, Inc., 6.000%, 01/15/22	102,469

		2,578,806

	Total Energy	2,981,531

	Financials — 6.8%
	Banks — 4.1%
160,000	CIT Group, Inc., 5.500%, 02/15/19 (a)	168,900
100,000	Credit Agricole S.A. (France), VAR, 8.375%, 12/31/49 (a)	110,265
100,000	Dresdner Funding Trust I, 8.151%, 06/30/31 (a)	116,190
200,000	Intesa Sanpaolo SpA MTN (Italy), 5.017%, 06/26/24 (a)	177,688
180,000	Lloyds Bank plc (United Kingdom), VAR, 12.000%, 12/16/49 (a)	240,750
205,000	Royal Bank of Scotland Group plc (United Kingdom), 6.125%, 12/15/22	212,256

		1,026,049

	Capital Markets — 0.9%
125,000	Goldman Sachs Capital I, 6.345%, 02/15/34	145,469
70,000	MSCI, Inc., 5.250%, 11/15/24 (a)	72,362

		217,831

	Consumer Finance — 1.5%
195,000	Navient Corp. MTN, 8.450%, 06/15/18	210,112
70,000	OneMain Financial Holdings LLC, 7.250%, 12/15/21 (a)	70,175
90,000	Springleaf Finance Corp., 8.250%,
	12/15/20	93,713

		374,000

	Diversified Financial Services — 0.3%
65,000	Leucadia National Corp., 5.500%, 10/18/23	66,529

	Total Financials	1,684,409

	Health Care — 7.3%
	Health Care Equipment & Supplies — 0.4%
90,000	Hologic, Inc., 5.250%, 07/15/22 (a)	93,375

JPMorgan Disciplined High Yield ETF

SCHEDULE OF PORTFOLIO INVESTMENTS (continued)

AS OF NOVEMBER 30, 2016 (Unaudited)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Health Care Providers & Services — 4.8%
55,000	Acadia Healthcare Co., Inc., 5.625%,
	02/15/23	54,175
125,000	Centene Corp., 5.625%, 02/15/21	128,750
160,000	DaVita, Inc., 5.125%, 07/15/24	158,000
100,000	Envision Healthcare Corp., 5.625%, 07/15/22	102,355
70,000	Fresenius Medical Care US Finance II, Inc., 5.625%, 07/31/19 (a)	74,550
275,000	HCA, Inc., 6.500%, 02/15/20	299,406
110,000	HealthSouth Corp., 5.750%, 11/01/24	110,275
100,000	LifePoint Health, Inc., 5.500%, 12/01/21	102,250
165,000	Tenet Healthcare Corp., 6.000%, 10/01/20	167,785

		1,197,546

	Pharmaceuticals — 2.1%
200,000	Endo Ltd./Endo Finance LLC/Endo Finco, Inc. (Ireland), 6.000%, 07/15/23 (a)	178,000
80,000	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC (Luxembourg), 5.750%, 08/01/22 (a)	75,100
	Valeant Pharmaceuticals International, Inc. (Canada)
70,000	5.875%, 05/15/23 (a)	51,756
295,000	6.125%, 04/15/25 (a)	218,300

		523,156

	Total Health Care	1,814,077

	Industrials — 9.8%
	Aerospace & Defense — 2.1%
115,000	Arconic, Inc., 5.400%, 04/15/21	121,469
135,000	Bombardier, Inc. (Canada), 7.500%, 03/15/25 (a)	120,001
55,000	Huntington Ingalls Industries, Inc., 5.000%, 11/15/25 (a)	56,237
110,000	KLX, Inc., 5.875%, 12/01/22 (a)	112,475
110,000	TransDigm, Inc., 6.500%, 07/15/24	113,988

		524,170

	Air Freight & Logistics — 0.6%
145,000	XPO Logistics, Inc., 6.500%, 06/15/22 (a)	150,256

	Airlines — 0.3%
65,000	American Airlines Group, Inc., 5.500%, 10/01/19 (a)	66,381

	Commercial Services & Supplies — 0.6%
75,000	Clean Harbors, Inc., 5.125%, 06/01/21	76,687
90,000	West Corp., 5.375%, 07/15/22 (a)	86,738

		163,425

	Construction & Engineering — 0.3%
70,000	AECOM, 5.875%, 10/15/24	73,325

	Electrical Equipment — 0.8%
200,000	Sensata Technologies UK Financing Co. plc (United Kingdom), 6.250%, 02/15/26 (a)	209,500

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Industrial Conglomerates — 0.6%
155,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.000%, 08/01/20	153,838

	Machinery — 1.1%
135,000	Case New Holland Industrial, Inc., 7.875%, 12/01/17	142,271
55,000	CNH Industrial Capital LLC, 4.375%, 11/06/20	55,907
75,000	Terex Corp., 6.000%, 05/15/21	75,938

		274,116

	Professional Services — 0.9%
210,000	Nielsen Finance LLC/Nielsen Finance Co., 5.000%, 04/15/22 (a)	214,200

	Road & Rail — 1.0%
60,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.500%, 04/01/23	57,975
80,000	Florida East Coast Holdings Corp., 6.750%, 05/01/19 (a)	82,400
120,000	Hertz Corp. (The), 5.500%, 10/15/24 (a)	104,550

		244,925

	Trading Companies & Distributors — 1.5%
200,000	Ashtead Capital, Inc., 6.500%, 07/15/22 (a)	209,250
115,000	HD Supply, Inc., 5.250%, 12/15/21 (a)	121,325
43,000	United Rentals North America, Inc., 7.625%, 04/15/22	45,473

		376,048

	Total Industrials	2,450,184

	Information Technology — 7.7%
	Communications Equipment — 1.9%
125,000	Alcatel-Lucent USA, Inc., 6.450%, 03/15/29	130,937
135,000	CommScope Technologies Finance LLC, 6.000%, 06/15/25 (a)	140,569
90,000	Hughes Satellite Systems Corp., 6.500%, 06/15/19	96,750
90,000	Nokia OYJ (Finland), 5.375%, 05/15/19	94,275

		462,531

	Electronic Equipment, Instruments & Components — 0.6%
55,000	CDW LLC/CDW Finance Corp., 6.000%, 08/15/22	58,300
95,000	Zebra Technologies Corp., 7.250%, 10/15/22	102,727

		161,027

	Internet Software & Services — 0.3%
65,000	VeriSign, Inc., 4.625%, 05/01/23	66,138

	IT Services — 1.3%
310,000	First Data Corp., 7.000%, 12/01/23 (a)	324,533

	Semiconductors & Semiconductor Equipment — 1.2%
105,000	Micron Technology, Inc., 5.500%, 02/01/25	103,162
200,000	NXP BV/NXP Funding LLC (Netherlands), 4.125%, 06/01/21 (a)	208,500

		311,662

JPMorgan Disciplined High Yield ETF

SCHEDULE OF PORTFOLIO INVESTMENTS (continued)

AS OF NOVEMBER 30, 2016 (Unaudited)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Software — 0.7%
95,000	Nuance Communications, Inc., 5.375%, 08/15/20 (a)	97,138
70,000	Open Text Corp. (Canada), 5.625%, 01/15/23 (a)	71,225

		168,363

	Technology Hardware, Storage & Peripherals — 1.7%
60,000	NCR Corp., 6.375%, 12/15/23	63,150
305,000	Western Digital Corp., 10.500%, 04/01/24 (a)	353,037

		416,187

	Total Information Technology	1,910,441

	Materials — 7.7%
	Chemicals — 2.1%
100,000	Ashland LLC, 4.750%, 08/15/22	102,875
65,000	Blue Cube Spinco, Inc., 9.750%, 10/15/23	76,375
120,000	Chemours Co. (The), 6.625%, 05/15/23	118,500
60,000	Huntsman International LLC, 4.875%, 11/15/20	61,800
100,000	Platform Specialty Products Corp., 6.500%, 02/01/22 (a)	98,750
60,000	WR Grace & Co.-Conn, 5.125%, 10/01/21 (a)	63,000

		521,300

	Containers & Packaging — 1.2%
90,000	Ball Corp., 5.250%, 07/01/25	93,656
60,000	Berry Plastics Corp., 5.125%, 07/15/23	60,525
90,000	Crown Americas LLC/Crown Americas Capital Corp IV, 4.500%, 01/15/23	91,125
60,000	Owens-Brockway Glass Container, Inc., 5.875%, 08/15/23 (a)	62,700

		308,006

	Metals & Mining — 4.4%
100,000	Anglo American Capital plc (United Kingdom), 9.375%, 04/08/19 (a)	113,450
135,000	ArcelorMittal (Luxembourg), 8.000%, 10/15/39	142,762
100,000	First Quantum Minerals Ltd. (Canada), 6.750%, 02/15/20 (a)	98,875
195,000	FMG Resources August 2006 Pty Ltd. (Australia), 9.750%, 03/01/22 (a)	224,952
175,000	Freeport-McMoRan, Inc., 3.875%, 03/15/23	163,516
105,000	Novelis Corp., 6.250%, 08/15/24 (a)	108,675
60,000	Steel Dynamics, Inc., 5.125%, 10/01/21	62,550
90,000	Teck Resources Ltd. (Canada), 6.250%, 07/15/41	90,230
90,000	United States Steel Corp., 8.375%, 07/01/21 (a)	99,450

		1,104,460

	Total Materials	1,933,766

	Real Estate — 1.9%
	Equity Real Estate Investment Trust (REIT) — 1.9%
100,000	Communications Sales & Leasing, Inc./CSL Capital LLC, 8.250%, 10/15/23	104,750
100,000	Equinix, Inc., 5.875%, 01/15/26	103,751
90,000	GLP Capital LP/GLP Financing II, Inc., 4.875%, 11/01/20	94,500
90,000	Iron Mountain, Inc., 6.000%, 10/01/20 (a)	94,725

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Equity Real Estate Investment Trust (REIT) — continued
65,000	VEREIT Operating Partnership LP, 3.000%, 02/06/19	64,857

	Total Real Estate	462,583

	Telecommunication Services — 12.4%
	Diversified Telecommunication Services — 5.3%
125,000	CenturyLink, Inc., 5.800%, 03/15/22	123,437
330,000	Frontier Communications Corp., 11.000%, 09/15/25	330,825
90,000	Level 3 Financing, Inc., 5.375%, 08/15/22	91,575
100,000	SBA Communications Corp., 4.875%, 09/01/24 (a)	96,375
475,000	SFR Group S.A. (France), 7.375%, 05/01/26 (a)	473,813
200,000	Telecom Italia SpA (Italy), 5.303%, 05/30/24 (a)	197,000

		1,313,025

	Wireless Telecommunication Services — 7.1%
135,000	Embarq Corp., 7.995%, 06/01/36	129,614
200,000	Millicom International Cellular S.A. (Luxembourg), 6.625%, 10/15/21 (a)	210,440
225,000	SoftBank Group Corp. (Japan), 4.500%, 04/15/20 (a)	229,500
390,000	Sprint Corp., 7.875%, 09/15/23	402,675
180,000	T-Mobile USA, Inc., 6.500%, 01/15/26	194,400
200,000	VimpelCom Holdings BV (Netherlands), 7.504%, 03/01/22 (a)	222,500
255,000	Wind Acquisition Finance S.A. (Luxembourg), 7.375%, 04/23/21 (a)	260,100
130,000	Zayo Group LLC/Zayo Capital, Inc., 6.000%, 04/01/23	135,525

		1,784,754

	Total Telecommunication Services	3,097,779

	Utilities — 4.2%
	Electric Utilities — 2.0%
110,000	Emera, Inc. (Canada), VAR, 6.750%, 06/15/76	116,600
200,000	Enel SpA (Italy), VAR, 8.750%, 09/24/73 (a)	227,170
135,000	FirstEnergy Corp., 7.375%, 11/15/31	168,230

		512,000

	Gas Utilities — 0.4%
90,000	AmeriGas Finance LLC/AmeriGas Finance Corp., 7.000%, 05/20/22	94,500

	Independent Power and Renewable Electricity Producers — 1.8%
85,000	AES Corp., 7.375%, 07/01/21	93,925
140,000	Calpine Corp., 5.750%, 01/15/25	133,700
115,000	NRG Energy, Inc., 6.625%, 01/15/27 (a)	106,375
110,000	Talen Energy Supply LLC, 4.625%, 07/15/19 (a)	104,637

		438,637

	Total Utilities	1,045,137

	Total Corporate Bonds (Cost $24,315,536)	24,110,232

JPMorgan Disciplined High Yield ETF

SCHEDULE OF PORTFOLIO INVESTMENTS (continued)

AS OF NOVEMBER 30, 2016 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 1.7%
	Investment Company — 1.7%
418,075	JPMorgan U.S. Government Money Market Fund, Cl Institutional Class Shares, 0.280% (b) (c) (Cost $418,075)	418,075

	Total Investments — 98.4% (Cost $24,733,611)	24,528,307
	Other Assets in Excess of Liabilities — 1.6%	392,157

	NET ASSETS — 100.0%	$24,920,464

Percentages indicated are based on net assets.

JPMorgan Disciplined High Yield ETF

SCHEDULE OF PORTFOLIO INVESTMENTS (continued)

AS OF NOVEMBER 30, 2016 (Unaudited)

Notes to Schedule of Portfolio Investments:

MTN	—	Medium Term Note
REIT	—	Real Estate Investment Trust
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2016.

(a)		Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualify institutional buyers.
(b)		Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)		The rate shown is the yield as of November 30, 2016.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follow:

Aggregate gross unrealized appreciation	$188,224
Aggregate gross unrealized depreciation	(393,528)

Net unrealized appreciation/depreciation	$(205,304)

Federal income tax cost of investments	$24,733,611

JPMorgan Disciplined High Yield ETF

SCHEDULE OF PORTFOLIO INVESTMENTS (continued)

AS OF NOVEMBER 30, 2016 (Unaudited)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices, and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s exchange traded close.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Disciplined High Yield ETF

SCHEDULE OF PORTFOLIO INVESTMENTS (concluded)

AS OF NOVEMBER 30, 2016 (Unaudited)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Corporate Bonds
Consumer Discretionary	$—	$5,728,578	$—	$5,728,578
Consumer Staples	—	1,001,747	—	1,001,747
Energy	—	2,981,531	—	2,981,531
Financials	—	1,684,409	—	1,684,409
Health Care	—	1,814,077	—	1,814,077
Industrials	—	2,450,184	—	2,450,184
Information Technology	—	1,910,441	—	1,910,441
Materials	—	1,933,766	—	1,933,766
Real Estate	—	462,583	—	462,583
Telecommunication Services	—	3,097,779	—	3,097,779
Utilities	—	1,045,137	—	1,045,137

Total Corporate Bonds	—	24,110,232	—	24,110,232

Short-Term Investment	418,075	—	—	418,075

Total Investments in Securities	$418,075	$24,110,232	$—	$24,528,307

There were no transfers between level 1 and level 2 during the period ended November 30, 2016.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	J.P. Morgan Exchange-Traded Fund Trust

By (Signature and Title)*	/s/ Robert F. Deutsch
Robert F. Deutsch
President and Principal Executive Officer

Date: January 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert F. Deutsch
Robert F. Deutsch
President and Principal Executive Officer

Date: January 20, 2017

By (Signature and Title)*	/s/ Lauren A. Paino
Lauren A. Paino
Treasurer and Principal Financial Officer